Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ (0.77)	$ 0.58	$ 0.68	$ 0.70	$ 1.31	$ 0.72	$ 0.71	$ 0.67		$ 1.19	$ 3.39	$ 1.25
Dividends to stockholders, per share	$ 0.47				$ 0.46				$ 0.45	$ 1.85	$ 1.81	$ 1.77